Segmented Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segmented Information
SEGMENTED INFORMATION

General

Fortis segments its business based on regulatory status and service territory, as well as the information used by its President and CEO in deciding how to allocate resources. The performance of each segment is primarily based on net earnings attributable to common equity shareholders.

Effective January 1, 2018, the former Eastern Canadian and Caribbean segments were aggregated as Other Electric as they individually do not meet the quantitative threshold for separate reporting.

Related-party and inter-company transactions

Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2018 or 2017.

Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. Inter-company transactions are summarized below.

(in millions)	2018	2017
Sale of capacity from Waneta Expansion to FortisBC Electric	$47	$46
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	25	24

As at December 31, 2018, accounts receivable included approximately $16 million due from BEL (December 31, 2017 - $20 million).

The Corporation periodically provides short-term financing to subsidiaries to support capital expenditure programs, acquisitions and seasonal working capital requirements. There were no material inter-segment loans outstanding as at December 31, 2018 and 2017.

	REGULATED								NON-REGULATED
Year Ended									Energy		Inter-
December 31, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
(in millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total
Revenue	$1,504	$2,202	$924	$1,187	$579	$408	$1,412	$8,216	$184	$—	$(10)	$8,390
Energy supply costs	—	868	315	322	—	135	853	2,493	2	—	—	2,495
Operating expenses	448	609	410	308	167	105	182	2,229	40	28	(10)	2,287
Depreciation and amortization	234	272	71	219	192	61	160	1,209	32	2	—	1,243
Operating income	822	453	128	338	220	107	217	2,285	110	(30)	—	2,365
Other income, net	40	10	7	7	1	3	1	69	1	(10)	—	60
Finance charges	285	104	41	134	100	40	76	780	6	188	—	974
Income tax expense	139	66	20	55	1	14	22	317	6	(158)	—	165
Net earnings	438	293	74	156	120	56	120	1,257	99	(70)	—	1,286
Non-controlling interests	77	—	—	1	—	—	15	93	27	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	—	66	—	66
Net earnings attributable to common equity shareholders	$361	$293	$74	$155	$120	$56	$105	$1,164	$72	$(136)	$—	$1,100
Goodwill	$8,369	$1,884	$615	$913	$227	$235	$260	$12,503	$27	$—	$—	$12,530
Total assets	19,798	10,182	3,670	6,815	4,691	2,244	4,119	51,519	1,478	127	(73)	53,051
Capital expenditures	998	599	245	486	433	106	300	3,167	44	7	—	3,218

Year Ended
December 31, 2017
(in millions)
Revenue	$1,575	$2,080	$872	$1,198	$600	$398	$1,363	$8,086	$226	$1	$(12)	$8,301
Energy supply costs	—	711	260	411	—	142	836	2,360	2	—	(1)	2,361
Operating expenses	433	609	399	300	198	90	171	2,200	49	12	(11)	2,250
Depreciation and amortization	220	260	65	198	190	62	150	1,145	32	2	—	1,179
Operating income	922	500	148	289	212	104	206	2,381	143	(13)	—	2,511
Other income, net	37	19	5	22	2	2	1	88	1	28	(1)	116
Finance charges	259	101	41	116	93	37	74	721	5	189	(1)	914
Income tax expense	371	148	42	40	1	14	22	638	19	(69)	—	588
Net earnings	329	270	70	155	120	55	111	1,110	120	(105)	—	1,125
Non-controlling interests	57	—	—	1	—	—	13	71	26	—	—	97
Preference share dividends	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	$272	$270	$70	$154	$120	$55	$98	$1,039	$94	$(170)	$—	$963
Goodwill	$7,698	$1,733	$566	$913	$227	$235	$245	$11,617	$27	$—	$—	$11,644
Total assets	17,581	8,596	3,188	6,418	4,454	2,197	3,814	46,248	1,605	76	(107)	47,822
Capital expenditures	982	534	220	446	414	105	302	3,003	21	—	—	3,024